Credit Risk - Disclosure of Loan Modification by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Homes
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 317	£ 424
Net modification loss	7	9
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	91	152
Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	14	22
Net modification loss	13	9
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	4	6
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	240	243
Net modification loss	8	(5)
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	15	29
Business banking | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	0	0
Net modification loss	0	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	0	0
Credit cards | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	7	13
Net modification loss	7	5
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	3	4
Overdrafts | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	7	9
Net modification loss	6	4
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	£ 1	£ 2